Borrowings - Securities covenants and guarantees, Bonds and Corporate guarantor financial covenants (Details) $ / shares in Units, kr in Thousands, $ in Thousands							1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 27, 2017 NOK (kr)	Jun. 27, 2017 USD ($)	Mar. 22, 2017 USD ($)	Jun. 27, 2016 NOK (kr)	Jun. 27, 2016 USD ($)	May 02, 2014 USD ($)	Oct. 31, 2015	May 26, 2021	Dec. 26, 2020	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 26, 2020	Dec. 31, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / kr $ / shares	Dec. 31, 2017 USD ($) $ / kr	Dec. 31, 2016 USD ($)	Jun. 27, 2016 USD ($)	May 02, 2014 NOK (kr)	May 02, 2014 USD ($)	Jun. 27, 2013 NOK (kr)	Jun. 27, 2013 USD ($)
Borrowings
Minimum percentage that the aggregate fair market value of the vessels securing the facility to the aggregate amount outstanding under the facility														120.00%
Repayment of borrowings														$ 231,753	$ 397,008	$ 1,983,576
Loss on redemption of bond															1,459	2,120
Unamortized fees written off																23,097
Outstanding balance														$ 2,828,459	2,547,556
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness														3.00%
Minimum amount of unencumbered cash and cash equivalents														$ 50,000
Maximum percentage of total indebtedness to total assets														75.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months														110.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)														$ 0
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness, to pay dividends														4.00%
Minimum market value adjusted net worth														$ 350,000
GasLog Partners LP
Borrowings
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness														3.00%
Minimum amount of unencumbered cash and cash equivalents														$ 15,000
Maximum percentage of total indebtedness to total assets														60.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months														110.00%
Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crdit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc, ING Bank N.V., London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Socit Gnrale and The Korea Development Bank loan
Borrowings
Minimum percentage that the aggregate fair market value of the vessels securing the facility to the aggregate amount outstanding under the facility							115.00%							120.00%
NOK 2018 Bonds
Borrowings
Issue of senior unsecured bond																		kr 500,000	$ 83,612	kr 500,000	$ 83,206
Premium on issuance						$ 4,180
Repayment of borrowings	kr 424,360	$ 70,783		kr 588,000	$ 70,677
Percentage of redemption price of par value	103.00%	103.00%		103.00%	103.00%
Loss on redemption of bond		$ 1,459			$ 2,120
Unamortized fees written off															(283)	$ 1,836
Outstanding balance				kr 412,000													$ 49,522
NOK 2021 Bonds
Borrowings
Issue of senior unsecured bond				kr 750,000													$ 90,150
Percentage of redemption price of par value								101.00%	102.50%			104.00%
Outstanding balance														$ 85,231	89,723
Fair value of bond														$ 91,664	$ 97,416
Exchange rate | $ / kr														0.1149	0.1213
NOK 2021 Bonds | Maximum
Borrowings
Distributions per share | $ / shares										$ 1.20	$ 1.20		$ 1.20	$ 1.10
8.875% Senior Notes
Borrowings
Percentage of redemption price of par value														100.00%
Outstanding balance														$ 246,760
Principal amount of notes issued			$ 250,000
Interest rate on borrowings			8.875%
Percentage of original price for issued price			100.00%
Basis points for redemption price														0.50%
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness														2.50%
Minimum amount of unencumbered cash and cash equivalents														$ 35,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months														100.00%
Minimum market value adjusted net worth														$ 300,000
NIBOR | NOK 2021 Bonds
Borrowings
Interest rate				6.90%													6.90%